INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Gross Carrying Amount of Intangible Assets and Accumulated Amortization

The gross carrying amount of intangible assets and accumulated amortization as of September 30, 2020 and December 31, 2019 were as follows (amounts in millions):

	September 30, 2020			December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$24.5	$(2.4)	$22.1	$5.4	$(2.8)	$2.6
Non-compete agreements	0.7	(0.1)	0.6	0.4	(0.3)	0.1
Tradenames	1.7	(0.2)	1.5	0.7	(0.4)	0.3

Total	$26.9	$(2.7)	$24.2	$6.5	$(3.5)	$3.0